Other Receivables (Tables)	12 Months Ended
Dec. 31, 2021
Other Receivables
Schedule of other receivables

	12.31.2021	12.31.2020
Fair value in the purchase and sale of power (Note 36.2.12)	855,775	689,531
Services in progress (a)	319,179	260,348
Bonus for voluntary consumption reduction (Note 7.4)	134,892	-
Credits on purchases of gas (12.1)	73,229	120,515
CDE Transfer (12.2)	68,999	60,433
Disposals and decommissioning in progress	42,509	36,855
Reimbursement of coal consumption values by CDE	33,107	28,657
Advance payments to employees	20,141	17,785
Advance payments to suppliers (b)	15,528	36,609
Tariff flag - CCRTB	9,892	7,194
Derivatives fair value - forward contract (Note 36.2.3 - b)	2,907	23,308
Advance for real estate indemnity	1,402	14,484
Other receivables	88,862	63,926
	1,666,422	1,359,645
Current	749,816	514,185
Noncurrent	916,606	845,460
CCRTB - Centralizing account of Tariff Flag Resources.
(a) This item refers to services currently in progress within the Company, most of which are related to the Research and Development and Energy Efficiency programs, which upon conclusion are offset against the respective liability recorded for this purpose.
(b) Advances to suppliers provided on contractual clauses.